Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 73.4%
Banking — 37.4%

Flaherty & Crumrine Total Return Fund Incorporated PORTFOLIO OF INVESTMENTS February 29, 2020 (Unaudited)

34,400	BancorpSouth Bank, 5.50%, Series A	$866,880	*(1)
$2,550,000	Bank of America Corporation, 5.875% to 03/15/28 then 3ML + 2.931%, Series FF	2,775,203	*(1)(2)
19,820	Capital One Financial Corporation, 5.00%, Series I	488,761	*(1)
	Citigroup, Inc.:
$450,000	4.70% to 01/30/25 then SOFRRATE + 3.234%, Series V	445,781	*(1)
$1,120,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	1,207,578	*(1)
227,619	6.875% to 11/15/23 then 3ML + 4.13%, Series K	6,145,713	*(1)(2)
155,338	7.125% to 09/30/23 then 3ML + 4.04%, Series J	4,279,562	*(1)(2)
	Citizens Financial Group, Inc.:
50,000	6.35% to 04/06/24 then 3ML + 3.642%, Series D	1,338,750	*(1)(2)
$1,300,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	1,393,528	*(1)(2)
	CoBank ACB:
9,984	6.125%, Series G, 144A****	1,038,336	*(1)
17,500	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	1,895,425	*(1)
25,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	2,675,000	*(1)(2)
$609,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	654,675	*(1)
	Fifth Third Bancorp:
68,236	6.00%, Series A	1,813,597	*(1)(2)
299,287	6.625% to 12/31/23 then 3ML + 3.71%, Series I	8,267,055	*(1)(2)
	First Horizon National Corporation:
875	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(3),144A****	737,187	*(1)
3	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	3,918,750
	Goldman Sachs Group:
$300,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	305,041	*(1)
$382,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	377,993	*(1)(2)(4)
$830,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	872,077	*(1)
57,668	6.375% to 05/10/24 then 3ML + 3.55%, Series K	1,558,478	*(1)(2)
$1,400,000	HSBC Holdings PLC: HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	2,255,141	(1)(2)(5)
	Huntington Bancshares, Inc.:
140,000	6.25%, Series D	3,633,000	*(1)(2)
$1,400,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	1,404,186	*(1)(2)
	JPMorgan Chase & Company:
$325,000	4.60% to 02/01/25 then SOFRRATE + 3.125%, Series HH, 144A****	325,731	*(1)
$465,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	475,837	*(1)
$3,423,000	3ML + 3.47%, 5.2395%(3), Series I	3,422,127	*(1)
$750,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	776,771	*(1)(2)
$4,791,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	5,362,590	*(1)(2)
114,568	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	3,088,043	*(1)(2)
$265,000	Lloyds TSB Bank PLC, 12.00% to 12/16/24 then 3ML + 11.756%, 144A****	320,405	(1)(5)
$3,500,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	3,847,182	*(1)(2)
21,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	530,565	*(1)

Flaherty & Crumrine Total Return Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

	Morgan Stanley:
213,700	5.85% to 04/15/27 then 3ML + 3.491%, Series K	$5,718,612	*(1)(2)
89,000	6.875% to 01/15/24 then 3ML + 3.94%, Series F	2,478,650	*(1)(2)
86,900	7.125% to 10/15/23 then 3ML + 4.32%, Series E	2,427,986	*(1)(2)
235,200	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	6,290,424	*(1)(2)
23,066	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	612,979	*(1)
280,453	PNC Financial Services Group, Inc., 6.125% to 05/01/22 then 3ML + 4.067%, Series P	7,471,969	*(1)(2)
127,400	Regions Financial Corporation, 5.70% to 08/15/29 then 3ML + 3.148%, Series C	3,517,832	*(1)(2)
3,000	Sovereign Bancorp: Sovereign REIT, 12.00%, Series A, 144A****	3,173,145	(1)
	State Street Corporation:
$500,000	5.625% to 12/15/23 then 3ML + 2.539%, Series H	523,372	*(1)
157,400	5.90% to 03/15/24 then 3ML + 3.108%, Series D	4,127,421	*(1)(2)
13,416	Sterling Bancorp, 6.50%, Series A	351,835	*(1)
55,500	Synchrony Financial, 5.625%, Series A	1,405,537	*(1)
91,848	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	2,407,566	*(1)(2)
21,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	557,235	*(1)
39,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	1,016,211	*(1)
	Wells Fargo & Company:
24,393	5.625%, Series Y	622,875	*(1)
325	7.50%, Series L	489,450	*(1)
$783,000	3ML + 3.77%, 5.6636%(3), Series K	783,979	*(1)
81,100	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	2,099,176	*(1)(2)
$1,250,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	1,385,244	*(1)(2)(4)
106,200	6.625% to 03/15/24 then 3ML + 3.69%, Series R	2,929,527	*(1)(2)
	Zions Bancorporation:
5,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	135,418	*(1)
$1,800,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,981,251	*(1)(2)
		121,004,642
Financial Services — 1.7%
$2,530,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	2,572,441	**(5)
$640,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	648,314	*(1)(2)(4)
	General Motors Financial Company:
$610,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	598,297	*(1)(2)(4)
$1,000,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	1,011,745	*(1)(2)(4)
29,000	Stifel Financial Corp., 6.25%, Series B	749,505	*(1)
		5,580,302
Insurance — 18.8%
46,925	Allstate Corporation, 5.10%, Series H	1,201,515	*(1)(2)
67,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,662,270	*(1)

Flaherty & Crumrine Total Return Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Insurance — (Continued)

$2,150,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	$2,938,502	(2)(4)
$1,290,000	Aon Corporation, 8.205% 01/01/27	1,668,402	(2)(4)
	Arch Capital Group, Ltd.:
16,000	5.25%, Series E	404,240	**(1)(5)
14,200	5.45%, Series F	361,461	**(1)(5)
	Aspen Insurance Holdings Ltd.:
25,000	5.625%	634,375	**(1)(5)
5,674	5.95% to 07/01/23 then 3ML + 4.06%	147,184	**(1)(5)
120,000	Athene Holding Ltd., 6.35% to 06/30/29 then 3ML + 4.253%, Series A	3,333,000	**(1)(2)(5)
$620,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	822,346	**(1)(2)(5)
6,915	Axis Capital Holdings Ltd., 5.50%, Series E	174,707	**(1)(5)
$880,000	Axis Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	872,625	(2)(5)
$1,550,000	Chubb Ltd.: Ace Capital Trust II, 9.70% 04/01/30	2,326,263	(2)(4)
224,200	Delphi Financial Group, 3ML + 3.19%, 4.8818%(3) 05/15/37	5,408,825	(2)(4)
61,000	Enstar Group Ltd., 7.00% to 09/01/28 then 3ML + 4.015%, Series D	1,667,282	**(1)(2)(5)
$1,519,000	Everest Reinsurance Holdings, 3ML + 2.385%, 4.0768%(3) 05/15/37	1,483,098	(2)(4)
$6,351,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	8,233,214	(2)(4)
	MetLife, Inc.:
$5,335,000	9.25% 04/08/38, 144A****	7,956,432	(2)(4)
$4,130,000	10.75% 08/01/39	6,883,471	(2)(4)
$577,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	776,853	(2)(4)
	PartnerRe Ltd.:
26,750	5.875%, Series I	681,991	**(1)(2)(5)
13,539	6.50%, Series G	348,020	**(1)(2)(5)
26,386	7.25%, Series H	703,187	**(1)(2)(5)
24,400	RenaissanceRe Holdings Ltd., 5.75%, Series F	644,253	**(1)(5)
$1,300,000	SBL Holdings, Inc., 7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	1,217,938	*(1)
$5,803,000	Unum Group: Provident Financing Trust I, 7.405% 03/15/38	7,232,656	(2)(4)
33,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	878,397	*(1)
		60,662,507
Utilities — 5.6%
54,010	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	1,468,397	(5)
$900,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	928,624	*(1)(2)
$3,394,000	Commonwealth Edison: COMED Financing III, 6.35% 03/15/33	3,830,977	(2)(4)
$400,000	Dominion Energy, Inc., 4.65% to 12/15/24 then T5Y + 2.993%, Series B	413,550	*(1)
$2,940,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	3,412,914	(2)(4)(5)

Flaherty & Crumrine Total Return Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Utilities — (Continued)

17,800	Indianapolis Power & Light Company, 5.65%	$1,846,928	*(1)(2)
94,233	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	2,591,407	(2)
	NiSource, Inc.:
$440,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	449,016	*(1)
40,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	1,068,900	*(1)(2)
	Southern California Edison:
320	SCE Trust II, 5.10%, Series G	7,672	*(1)
42,740	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	1,009,733	*(1)(2)
$600,000	Southern California Edison Company, 6.25% to 02/01/22 then 3ML + 4.199%, Series E	621,306	*(1)
16,070	Southern Company, 4.95% 01/30/80, Series 2020A	399,581
		18,049,005
Energy — 6.4%
	DCP Midstream LP:
$1,550,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	1,413,205	(1)(2)(4)
5,200	7.875% to 06/15/23 then 3ML + 4.919%, Series B	114,218	(1)
$750,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	677,576
$1,500,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	1,558,868	(2)(4)(5)
	Energy Transfer LP: Energy Transfer Operating LP:
$901,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	852,571	(1)
136,020	7.375% to 05/15/23 then 3ML + 4.53%, Series C	3,120,639	(1)(2)
169,000	7.60% to 05/15/24 then 3ML + 5.161%, Series E	3,975,303	(1)(2)
2,100	7.625% to 08/15/23 then 3ML + 4.738%, Series D	49,571	(1)
$1,000,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	1,016,745	(2)(4)
$2,120,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	2,046,839	(1)
45,500	NuStar Logistics LP, 3ML + 6.734%, 8.5653%(3) 01/15/43	1,126,434	(2)
	Transcanada Pipelines, Ltd.:
$810,000	5.30% to 03/15/27 then 3ML + 3.208%, 03/15/77, Series 2017-A	829,638	(2)(5)
$2,250,000	5.50% to 09/15/29 then 3ML + 4.154%, 09/15/79	2,375,449	(2)(5)
$1,500,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,615,118	(2)(4)(5)
		20,772,174
Communication — 0.3%
$900,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	1,039,839	(5)
		1,039,839
Real Estate Investment Trust (REIT) — 0.0%
4,540	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	113,886	(1)
		113,886

Flaherty & Crumrine Total Return Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Miscellaneous Industries — 3.2%

$440,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	$442,803
$600,000	BHP Billiton Limited: BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	698,547	(5)
$718,000	General Electric Company, 5.00% to 01/21/21 then 3ML + 3.33%, Series D	704,153	*(1)(2)
	Land O’ Lakes, Inc.:
$1,500,000	7.00%, Series C, 144A****	1,384,688	*(1)
$4,350,000	7.25%, Series B, 144A****	4,169,192	*(1)
34,700	Ocean Spray Cranberries, Inc., 6.25%, 144A****	2,984,200	*(1)
		10,383,583
	Total Preferred Stock & Hybrid Preferred Securities (Cost $221,009,375)	237,605,938

Contingent Capital Securities† — 19.8%
Banking — 17.8%
$2,550,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	2,877,254	**(1)(2)(4)(5)
	Banco Bilbao Vizcaya Argentaria SA:
$3,000,000	6.125% to 11/16/27 then SW5 + 3.87%	3,017,955	**(1)(2)(5)
$1,000,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	1,041,805	**(1)(5)
	Banco Mercantil del Norte SA:
$492,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	556,826	**(1)(5)
$710,000	7.625% to 01/06/28 then T10Y + 5.353%, 144A****	802,680	**(1)(5)
	Barclays Bank PLC:
$1,110,000	7.75% to 09/15/23 then SW5 + 4.842%	1,191,246	**(1)(2)(5)
$3,220,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	3,406,586	**(1)(2)(5)
$2,285,000	8.00% to 06/15/24 then T5Y + 5.672%	2,512,232	**(1)(2)(5)
$670,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	746,615	(5)
	BNP Paribas:
$475,000	4.50% to 02/25/30 then T5Y + 2.944%, 144A****	449,766	**(1)(5)
$560,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	644,104	**(1)(5)
$7,830,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	8,872,917	**(1)(2)(5)
$2,000,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	2,073,750	**(1)(2)(5)
$395,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	438,450	**(1)(5)
	Credit Suisse Group AG:
$280,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	278,950	**(1)(5)
$1,500,000	6.375% to 08/21/26 then T5Y + 4.822%, 144A****	1,604,378	**(1)(5)
$1,000,000	7.25% to 09/12/25 then T5Y + 4.332%, 144A****	1,105,695	**(1)(2)(5)
$1,100,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	1,188,160	**(1)(2)(5)

Flaherty & Crumrine Total Return Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities — (Continued)
Banking — 17.8%

	HSBC Holdings PLC:
$500,000	6.00% to 05/22/27 then ISDA5 + 3.746%	$520,418	**(1)(5)
$4,265,000	6.50% to 03/23/28 then ISDA5 + 3.606%	4,620,338	**(1)(2)(4)(5)
$1,370,000	6.875% to 06/01/21 then ISDA5 + 5.514%	1,414,710	**(1)(2)(4)(5)
$2,750,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	3,059,581	**(1)(5)
$730,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%,144A****	771,672	**(1)(5)
$6,000,000	Societe Generale SA, 6.75% to 04/06/28 then SW5 + 3.929%, 144A****	6,567,390	**(1)(2)(4)(5)
	Standard Chartered PLC:
$3,510,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	3,680,007	**(1)(2)(4)(5)
$1,500,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	1,616,985	**(1)(2)(4)(5)
$2,500,000	UBS Group Funding Switzerland AG, 7.000% to 01/31/24 then SW5 + 4.344%, 144A****	2,667,863	**(1)(5)
		57,728,333
Financial Services — 0.1%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	367,424	**(1)(5)
		367,424
Insurance — 1.9%
$5,300,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	6,069,560	(2)(4)(5)
		6,069,560
	Total Contingent Capital Securities (Cost $59,811,651)	64,165,317

Corporate Debt Securities§ — 4.9%
Banking — 1.5%
175,067	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	4,569,249	(2)
10,900	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	325,929
		4,895,178
Insurance — 1.6%
$3,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	5,115,133	(2)(4)
		5,115,133
Energy — 0.4%
$940,000	Energy Transfer LP: Energy Transfer Operating LP, 8.25% 11/15/29	1,248,591	(2)(4)
		1,248,591
Communication — 0.5%
	Qwest Corporation:
29,941	6.50% 09/01/56	734,004
41,820	6.75% 06/15/57	1,047,750
		1,781,754

Flaherty & Crumrine Total Return Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

$2,160,000	Pulte Group, Inc., 7.875% 06/15/32	$2,922,958	(2)(4)
		2,922,958
	Total Corporate Debt Securities (Cost $12,522,072)	15,963,614

Money Market Fund — 0.1%
267,396	BlackRock Liquidity Funds: T-Fund, Institutional Class	267,396
	Total Money Market Fund (Cost $267,396)	267,396

Total Investments (Cost $293,610,494***)	98.2%	318,002,265

Other Assets And Liabilities (Net)	1.8%	5,766,527

Total Managed Assets	100.0%‡	$323,768,792

Loan Principal Balance		(107,900,000)

Total Net Assets Available To Common Stock		$215,868,792

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 29, 2020, these securities amounted to $97,892,325 or 30.2% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $189,288,341 at February 29, 2020.

(3)Represents the rate in effect as of the reporting date.

(4)All or a portion of this security has been rehypothecated. The total value of such securities was $72,685,253 at February 29, 2020.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Shares/$ Par	Value

Corporate Debt Securities — (Continued)
Miscellaneous Industries — 0.9%

Flaherty & Crumrine Total Return Fund Incorporated

Financial Highlights(1)

For the period December 1, 2019 through February 29, 2020 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.72
INVESTMENT OPERATIONS:
Net investment income	0.33
Net realized and unrealized gain/(loss) on investments	(0.07)
Total from investment operations	0.26
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.37)
Total distributions to Common Stock Shareholders	(0.37)
Net asset value, end of period	$21.61
Market value, end of period	$20.25
Common Stock shares outstanding, end of period	9,991,053
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.00	%*
Operating expenses including interest expense	2.45	%*
Operating expenses excluding interest expense	1.21	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	3	%**
Total managed assets, end of period (in 000’s)	$323,769
Ratio of operating expenses including interest expense to average total managed assets	1.65	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.81	%*

(1)These tables summarize the three months ended February 29, 2020 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2019.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Total Return Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2019	$0.1410	$21.98	$22.29	$21.98
January 31, 2020	0.1150	22.48	23.44	22.48
February 28, 2020	0.1150	21.61	20.25	21.57

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Total Return Fund Incorporated Notes to Portfolio Of Investments (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 29, 2020, the aggregate cost of securities for federal income tax purposes was $298,537,769, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,454,391 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,989,895.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Total Return Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 29, 2020 is as follows:

	Total Value at February 29, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$121,004,642	$97,435,022	$23,569,620	$—
Financial Services	5,580,302	5,580,302	—	—
Insurance	60,662,507	22,888,877	37,773,630	—
Utilities	18,049,005	5,917,763	12,131,242	—
Energy	20,772,174	18,047,759	2,724,415	—
Communication	1,039,839	1,039,839	—	—
Real Estate Investment Trust (REIT)	113,886	113,886	—	—
Miscellaneous Industries	10,383,583	1,402,700	8,980,883	—
Contingent Capital Securities
Banking	57,728,333	46,676,294	11,052,039	—
Financial Services	367,424	367,424	—	—
Insurance	6,069,560	—	6,069,560	—
Corporate Debt Securities
Banking	4,895,178	4,895,178	—	—
Insurance	5,115,133	—	5,115,133	—
Energy	1,248,591	—	1,248,591	—
Communication	1,781,754	1,781,754	—	—
Miscellaneous Industries	2,922,958	—	2,922,958	—
Money Market Fund	267,396	267,396	—	—
Total Investments	$318,002,265	$206,414,194	$111,588,071	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Total Return Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.